EARNINGS OR LOSS PER SHARE - Disclosure of Earnings Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Earnings per share [abstract]
Net earnings (loss) for the period	$ 210,975	$ (101,885)
Net earnings attributable to non-controlling interests	46,052	0
Net earnings (loss) attributable to owners of the Company	$ 164,923	$ (101,885)
Weighted average number of shares on issue - basic	479,581,196	295,544,681
Stock options (in shares)	2,612,314	0
Restricted, performance and deferred share units (in shares)	2,370,168	0
Weighted average number of shares on issue - diluted	484,563,678	295,544,681
Earnings (loss) per share - basic	$ 0.34	$ (0.34)
Earnings (loss) per share - diluted	$ 0.34	$ (0.34)